SUMMARY OF MATERIAL ACCOUNTING POLICIES - Disclosure Of Intangible Assets And Goodwill Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Net book value of assets with indefinite useful lives	$ 120,011	$ 87,200
Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Net book value of assets with indefinite useful lives	108,486	78,071
Performance marketing, domain names and related websites | Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Net book value of assets with indefinite useful lives	100,386	69,971
Fantasy sports, domain names and related websites | Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Net book value of assets with indefinite useful lives	$ 8,100	$ 8,100